Federated Hermes International Developed Equity Fund
Portfolio of Investments
August 31, 2022 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.7%
		Australia—7.8%
27,451		Australia & New Zealand Banking Group, Melbourne	$426,647
12,842		BHP Billiton Ltd.	354,532
5,056		Breville Group Ltd.	76,136
63,529		Grain Corp. Ltd.	361,617
55,720		Imdex Ltd.	76,274
		TOTAL	1,295,206
		Belgium—0.8%
2,727		Anheuser-Busch InBev NV	131,684
		Denmark—3.9%
5,061		Novo Nordisk A/S	540,653
4,345		Vestas Wind Systems A/S	108,808
		TOTAL	649,461
		Finland—6.3%
17,063		Metso Outotec Oyj	133,672
7,400		Sampo Oyj, Class A	335,039
20,150		Stora Enso Oyj, Class R	300,691
7,887		Tieto Oyj	201,933
2,788		Valmet Corp.	70,609
		TOTAL	1,041,944
		France—6.9%
9,128		AXA SA	215,417
4,329		Legrand SA	313,248
1,508	[1]	Silicon-On-Insulator Technologies (SOITEC)	213,403
4,924		Valeo SA	94,157
3,291		Vinci SA	304,625
		TOTAL	1,140,850
		Germany—2.0%
992		Adidas AG	147,785
1,132		Fresenius Medical Care AG & Co. KGaA	38,891
795		Merck KGAA	136,831
		TOTAL	323,507
		Hong Kong—2.5%
35,586		AIA Group Ltd.	343,181
1,600		Hong Kong Exchanges & Clearing Ltd.	64,424
		TOTAL	407,605
		Ireland—0.7%
3,457		Smurfit Kappa Group PLC	116,091
		Italy—3.0%
10,549		Prysmian SpA	323,474
18,190		UniCredit SpA	178,769
		TOTAL	502,243
		Japan—22.6%
1,550		Daifuku Co.	90,244
5,100		Hitachi Ltd.	255,346
4,100		Honda Motor Co., Ltd.	108,735
3,900		Itochu Corp.	107,048

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
2,600		Kao Corp.	$112,756
5,500		KDDI Corp.	168,984
8,500		Kurita Water Industries Ltd.	331,137
3,165		Kyocera Corp.	175,772
22,700		Mitsubishi Chemical Holdings Corp.	119,221
3,900		NEC Corporation	142,304
300		Nintendo Co. Ltd.	122,447
2,510		Nippon Telegraph & Telephone Corp.	67,988
1,600		Nitto Denko Corp.	98,521
3,400		Omron Corp.	178,855
35,500		Panasonic Holdings Corp.	287,324
4,700		Sony Group Corp.	372,798
1,400		Square Enix Holdings Co. Ltd.	60,908
11,900		T&D Holdings, Inc.	130,005
6,700		Toagosei Co Ltd.	52,142
2,400		Tokio Marine Holdings, Inc.	134,353
24,800		Toyota Motor Corp.	370,162
3,004		Yaoko Co. Ltd.	139,343
7,700		Yokohama Rubber Co. Ltd./The	126,114
		TOTAL	3,752,507
		Netherlands—6.6%
345	[1]	Argenx SE	130,028
1,127		ASML Holding N.V.	546,495
1,862		Heineken NV	167,867
29,134		ING Groep N.V.	255,369
		TOTAL	1,099,759
		Norway—8.3%
6,952		Aker BP ASA	243,309
53,432		Elkem ASA	212,885
36,220		Norsk Hydro ASA	248,883
33,501		Storebrand ASA	267,717
94,917		Var Energi AS	411,403
		TOTAL	1,384,197
		Singapore—2.0%
9,587		CDL Hospitality Trusts	8,495
56,000		City Developments Ltd.	325,033
		TOTAL	333,528
		Spain—1.4%
12,772		Iberdrola SA	132,911
5,073		Red Electrica Corporacion SA	92,732
		TOTAL	225,643
		Sweden—4.6%
13,580		Epiroc AB	207,943
20,344		Husqvarna AB, Class B	136,896
11,012		Svenska Cellulosa AB SCA, Class B	165,230
16,526		Volvo AB, Class B	261,861
		TOTAL	771,930
		Switzerland—11.0%
524		Lonza Group AG	278,580
5,191		Nestle S.A.	607,917

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Switzerland—continued
1,729		Roche Holding AG	$556,869
884		Zurich Insurance Group AG	391,558
		TOTAL	1,834,924
		United Kingdom—9.3%
3,845		AstraZeneca PLC	475,812
75,836		M&G PLC	171,886
3,228	[1]	Ocado Group PLC	27,163
20,788		Prudential PLC	217,324
21,527		Smith & Nephew PLC	253,256
32,659		Tate & Lyle PLC	289,175
86,620		Vodafone Group PLC	116,209
		TOTAL	1,550,825
		TOTAL COMMON STOCKS (IDENTIFIED COST $16,277,267)	16,561,904
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $16,277,267)	16,561,904
		OTHER ASSETS AND LIABILITIES - NET—0.3%[2]	57,760
		TOTAL NET ASSETS—100%	$16,619,664
1
Non-income-producing security.
2
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’

policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.